Interest and Finance Expense (Tables)	12 Months Ended
Dec. 31, 2020
Borrowing costs [abstract]
Components of interest and finance expense

	2020	2019
Interest expense	$9,216	$16,879
Finance fees	2,628	2,500
Accretion expense (Note 17)	8,260	9,903
	$20,104	$29,282